PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)
1
Voya Floating Rate Fund
Principal
Amount † RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 12.4%
Communications : 2.1%
3,000,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 $ 3,000,798
2.0
250,000
(1)
Getty Images, Inc.,
11.250%,
02/21/2030 248,342
0.1
3,249,140
2.1
Consumer, Cyclical : 3.6%
1,000,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 1,022,000
0.7
1,000,000  MGM Resorts
International, 5.500%,
04/15/2027 1,006,034
0.7
1,000,000
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 1,001,937
0.6
2,500,000
(1)
Vail Resorts, Inc.,
5.625%,
07/15/2030 2,500,000
1.6
5,529,971
3.6
Consumer, Non-cyclical : 3.0%
1,000,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 999,641
0.7
1,000,000
(1)
IQVIA, Inc., 5.000%,
05/15/2027 997,273
0.7
2,500,000  Tenet Healthcare Corp.,
6.250%,
02/01/2027 2,501,466
1.6
4,498,380
3.0
Financial : 2.1%
3,000,000
(1)
Macquarie Airfinance
Holdings Ltd., 8.125%,
03/30/2029 3,139,815
2.1
Industrial : 0.9%
314,000
(1)
Esab Corp., 6.250%,
04/15/2029 321,885
0.2
1,000,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 1,015,287
0.7
1,337,172
0.9
Utilities : 0.7%
1,000,000  NRG Energy, Inc.,
5.750%,
01/15/2028 1,005,684
0.7
Total Corporate Bonds/
Notes
(Cost $18,735,102)
18,760,162
12.4
Principal
Amount† RA . Value
Percentage
of Net
Assets
LOANS : 0.7%
Chemicals & Plastics : 0.3%
492,802  Geon Performance
Solutions LLC,
2024 Refinancing
Term Loan, 8.807%,
(TSFR3M+4.512%),
08/18/2028 $ 470,626
0.3
Consumer, Cyclical : 0.3%
464,061  Cinemark USA Inc,
Term Loan B, 7.049%,
(TSFR3M+2.750%),
05/24/2030 464,931
0.3
Consumer, Non-cyclical : 0.0%
2,691  Global Medical
Response Inc, 2024
Extended Term
Loan, 9.079%,
(TSFR3M+4.750%),
10/31/2028 2,698
0.0
Financial : 0.1%
159,600  Goosehead Insurance
Holdings, LLC, Initial
Term Loan, 7.814%,
(TSFR1M+3.500%),
01/08/2032 160,797
0.1
Total Loans
(Cost $1,115,931)
1,099,052
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.1%
Business Equipment & Services : 0.0%
30,272
(2)
Yak Access LLC Series
A
303
0.0
5,388
(2)
Yak Access LLC Series
B
54
0.0
357
0.0
Communication Services : 0.0%
32,597
(3)
Cumulus Media, Inc. -
Class A
3,970
0.0
Consumer Discretionary : 0.1%
1,651,797
(2)
24 Hour Fitness
Worldwide, Inc.
11,563
0.0
42,856
(2)
Anchor Hocking
Holdings
428
0.0
188
(2)
Travelport Tech Ltd.
62,914
0.1
74,905
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)
2
Voya Floating Rate Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples : 0.0%
5,913,978
(2)
Save-A-Lot, Inc./Moran
Foods
$ —
0.0
Total Common Stock
(Cost $2,051,672)
79,232
0.1
Total Long-Term
Investments
(Cost $21,902,705)
19,938,446
13.2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 24.1%
Mutual Funds : 24.1%
36,651,507
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.220%
(Cost $36,651,507) $ 36,651,507 24.1
Total Short-Term
Investments
(Cost $36,651,507)
36,651,507
24.1
Total Investments in
Securities
(Cost $58,554,212) $ 56,589,953 37.3
Assets in Excess of
Other Liabilities 95,253,016 62.7
Net Assets $ 151,842,969 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Non-income producing security.
(4)
Rate shown is the 7-day yield as of June 30, 2025.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)
3
Voya Floating Rate Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services $ — $ — $ 357 $ 357
Communication Services 3,970 — — 3,970
Consumer Discretionary — — 74,905 74,905
Total Common Stock 3,970 — 75,262 79,232
Corporate Bonds/Notes — 18,760,162 — 18,760,162
Loans — 1,099,052 — 1,099,052
Short-Term Investments 36,651,507 — — 36,651,507
Total Investments, at fair value $ 36,655,477 $ 19,859,214 $ 75,262 $ 56,589,953
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 29,727
Gross Unrealized Depreciation (1,993,985)
Net Unrealized Depreciation $ (1,964,258)